Weighted Average Common Shares	12 Months Ended
Dec. 31, 2013
Weighted Average Common Shares [Abstract]
Weighted Average Common Shares

12.  Weighted Average Common Shares

	At December 31,
	2013	2012

Basic common shares	81,813,386	74,351,065
Diluted common shares	81,813,386	74,351,065

Stock options to purchase 2,882,500 and 3,102,500 Common Shares and warrants to purchase 19,977,743 and 19,977,743 Common Shares were outstanding at December 31, 2013 and 2012, respectively, but were not included in the computation of diluted weighted average Common Shares outstanding because their effect would have been anti-dilutive.